UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2019 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 92.38%
Communication Services – 4.71%
AT&T	65,700	$2,044,584
Century Communications =†	500,000	0
Verizon Communications	34,600	1,969,432
		4,014,016
Consumer Discretionary – 6.16%
American Eagle Outfitters	50,000	1,020,000
Dollar Tree †	21,100	2,032,563
Lowe’s	20,900	2,196,381
		5,248,944
Consumer Staples – 4.92%
Archer-Daniels-Midland	46,700	1,984,750
Mondelez International Class A	46,800	2,207,088
		4,191,838
Diversified REITs – 0.49%
Fibra Uno Administracion	88,100	122,408
Tritax EuroBox 144A #†	239,221	295,829
		418,237
Energy – 10.03%
ConocoPhillips	30,900	2,096,565
Halliburton	70,000	2,148,300
Marathon Oil	132,800	2,204,480
Occidental Petroleum	31,800	2,103,570
		8,552,915
Financials – 12.77%
Allstate	22,400	2,114,112
American International Group	48,500	2,095,200
Bank of New York Mellon	40,700	2,135,936
BB&T	44,600	2,273,262
Marsh & McLennan	24,400	2,269,688
		10,888,198
Healthcare – 20.66%
Abbott Laboratories	28,400	2,204,408
Brookdale Senior Living †	240,100	1,623,076
Cardinal Health	38,300	2,081,222
Cigna	10,108	1,763,240
CVS Health	29,400	1,700,202
ImmunoGen †	50,000	236,000
Johnson & Johnson	15,000	2,049,600
Merck & Co.	25,500	2,072,895
Pfizer	44,689	1,937,268
Quest Diagnostics	22,500	1,947,375
		17,615,286
Healthcare REITs – 0.59%
Assura	269,626	206,346
HCP	4,200	129,234
Sabra Health Care REIT	3,000	54,360
Welltower	1,500	111,465
		501,405
Hotel REITs – 0.88%
Hospitality Properties Trust	4,700	127,229
MGM Growth Properties Class A	10,800	332,208
Summit Hotel Properties	25,600	291,584
		751,021
Industrial REIT – 0.15%
Liberty Property Trust	2,700	127,791
		127,791
Industrials – 7.69%
Northrop Grumman	7,400	2,145,704
Raytheon	11,500	2,144,750
Waste Management	22,400	2,268,000
		6,558,454
Information Technology – 10.33%
Broadcom	7,600	2,092,736
Cisco Systems	44,900	2,324,473
Intel	40,900	2,166,064
Oracle	42,700	2,225,951
		8,809,224
Mall REIT – 0.35%
Simon Property Group	1,647	298,371
		298,371
Manufactured Housing REIT – 0.28%
Sun Communities	2,100	238,497
		238,497
Materials – 2.20%
DowDuPont	35,188	1,873,057
		1,873,057
Mortgage REIT – 0.70%
Annaly Capital Management	59,200	599,696
		599,696
Multifamily REITs – 4.73%
ADO Properties 144A #	9,989	573,212
Bluerock Residential Growth REIT	11,500	121,900
Brookfield Property Partners	2	39
Equity Residential	29,357	2,163,317

(continues)       NQ-DDF [2/19] 4/19 (804575) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Multifamily REITs (continued)
Essential Properties Realty Trust	23,600	$400,492
Grainger	76,178	249,566
Invitation Homes	4,300	98,900
NexPoint Residential Trust	3,000	107,820
Safehold	16,500	315,975
		4,031,221
Office REITs – 0.86%
Columbia Property Trust	10,300	222,789
Easterly Government Properties	17,400	312,852
VEREIT	25,000	199,250
		734,891
Self-Storage REIT – 0.67%
National Storage Affiliates Trust	20,100	569,232
		569,232
Shopping Center REITs – 0.50%
Brixmor Property Group	17,100	298,566
First Capital Realty	7,981	129,908
		428,474
Single Tenant REITs – 0.33%
Spirit Realty Capital	2,140	82,690
STORE Capital	6,200	201,314
		284,004
Utilities – 2.38%
Edison International	33,800	2,024,282
		2,024,282
Total Common Stock (cost $62,262,337)		78,759,054

Convertible Preferred Stock – 1.15%
A Schulman 6.00% exercise price $52.33 ψ	199	205,467
AMG Capital Trust II 5.15% exercise price $198.02, maturity date 10/15/37	2,953	150,954
Bank of America 7.25% exercise price $50.00 ψ	155	200,880
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,550	228,592
QTS Realty Trust 6.50% exercise price $47.03 ψ	1,220	127,966
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	51	65,433
Total Convertible Preferred Stock (cost $857,018)		979,292

	Principal
	amount°
Convertible Bonds – 5.55%
Basic Industry – 0.19%
Royal Gold 2.875% exercise price $102.29, maturity date 6/15/19	161,000	161,504
		161,504
Capital Goods – 0.68%
Aerojet Rocketdyne Holdings 2.25% exercise price $26.00, maturity date 12/15/23	51,000	78,700
Cemex 3.72% exercise price $11.01, maturity date 3/15/20	180,000	179,166
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	48,000	76,936
Dycom Industries 0.75% exercise price $96.89, maturity date 9/15/21	80,000	74,209
Tesla Energy Operations 1.625% exercise price $759.35, maturity date 11/1/19	174,000	165,649
		574,660
Communications – 0.67%
DISH Network
2.375% exercise price $82.22, maturity date 3/15/24	181,000	150,675
3.375% exercise price $65.18, maturity date 8/15/26	115,000	99,061
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	173,000	189,862
Liberty Media 2.25% exercise price $34.93, maturity date 9/30/46	260,000	134,481
		574,079
Consumer Cyclical – 0.37%
FTI Consulting 144A 2.00% exercise price $101.38, maturity date 8/15/23 #	79,000	79,494
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	151,000	148,538

2 NQ-DDF [2/19] 4/19 (804575)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Consumer Cyclical (continued)
Meritor 3.25% exercise price $39.92, maturity date 10/15/37	88,000	$87,159
		315,191
Consumer Non-Cyclical – 0.88%
Insulet 144A 1.375% exercise price $93.18, maturity date 11/15/24 #	69,000	83,111
Ligand Pharmaceuticals 144A 0.75% exercise price $248.48, maturity date 5/15/23 #	87,000	74,979
Medicines 2.75% exercise price $48.97, maturity date 7/15/23	183,000	147,779
Paratek Pharmaceuticals 144A 4.75% exercise price $15.90, maturity date 5/1/24 #	177,000	143,331
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	39,000	35,654
Vector Group 1.75% exercise price $21.28, maturity date 4/15/20 ●	262,000	267,567
		752,421
Electric – 0.38%
Cree 144A 0.875% exercise price $59.97, maturity date 9/1/23 #	165,000	183,872
NRG Energy 144A 2.75% exercise price $47.74, maturity date 6/1/48 #	128,000	143,189
		327,061
Energy – 0.68%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	259,000	198,297
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	218,000	215,371
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	172,000	161,913
		575,581
Financials – 0.19%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	154,000	160,188
		160,188
Industrials – 0.11%
Team 5.00% exercise price $21.70, maturity date 8/1/23	93,000	95,540
		95,540
REITs – 0.20%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	39,000	39,262
4.75% exercise price $36.23, maturity date 3/15/23	134,000	134,565
		173,827
Technology – 1.20%
Boingo Wireless 144A 1.00% exercise price $42.32, maturity date 10/1/23 #	115,000	101,367
CSG Systems International 4.25% exercise price $57.05, maturity date 3/15/36	139,000	145,803
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	147,000	166,232
Microchip Technology 1.625% exercise price $97.16, maturity date 2/15/27	15,000	17,275
PROS Holdings 2.00% exercise price $48.63, maturity date 6/1/47	137,000	146,180
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	174,000	160,306
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	167,000	173,828
Vishay Intertechnology 144A 2.25% exercise price $31.49, maturity date 6/15/25 #	113,000	111,512
		1,022,503
Total Convertible Bonds (cost $4,735,417)		4,732,555

Corporate Bonds – 38.63%
Automotive – 0.40%
Allison Transmission 144A 5.00% 10/1/24 #	340,000	343,400
		343,400
Banking – 1.70%
Ally Financial 5.75% 11/20/25	305,000	324,444
Credit Suisse Group 144A 6.25% #µψ	200,000	200,950
Popular 6.125% 9/14/23	280,000	289,450
Royal Bank of Scotland Group 8.625% µψ	400,000	429,920
UBS Group Funding Switzerland 6.875% µψ	200,000	201,500
		1,446,264
Basic Industry – 5.88%
BMC East 144A 5.50% 10/1/24 #	125,000	119,844

(continues)       NQ-DDF [2/19] 4/19 (804575) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Boise Cascade 144A 5.625% 9/1/24 #	290,000	$285,650
Builders FirstSource 144A 5.625% 9/1/24 #	170,000	166,600
Chemours 5.375% 5/15/27	190,000	186,200
FMG Resources August 2006 144A 4.75% 5/15/22 #	105,000	105,394
144A 5.125% 5/15/24 #	180,000	178,875
Freeport-McMoRan 4.55% 11/14/24	170,000	168,725
6.875% 2/15/23	340,000	360,400
HD Supply 144A 5.375% 10/15/26 #	170,000	173,400
Hudbay Minerals 144A 7.25% 1/15/23 #	20,000	20,700
144A 7.625% 1/15/25 #	180,000	187,425
IAMGOLD 144A 7.00% 4/15/25 #	20,000	20,050
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	110,000	115,637
Koppers 144A 6.00% 2/15/25 #	215,000	189,200
Lennar 4.50% 4/30/24	195,000	194,025
4.75% 5/30/25	95,000	95,742
5.875% 11/15/24	80,000	84,300
M/I Homes 5.625% 8/1/25	20,000	18,850
New Enterprise Stone & Lime 144A
10.125% 4/1/22 #	30,000	30,300
NOVA Chemicals
144A 5.00% 5/1/25 #	130,000	124,637
144A 5.25% 6/1/27 #	300,000	283,125
Novelis 144A 6.25% 8/15/24 #	241,000	243,335
Olin
5.00% 2/1/30	175,000	170,625
5.125% 9/15/27	195,000	197,437
PulteGroup 5.00% 1/15/27	100,000	96,125
Standard Industries 144A 6.00%
10/15/25 #	50,000	52,437
Starfruit Finco 144A 8.00%
10/1/26 #	185,000	185,000
Steel Dynamics 5.00% 12/15/26	280,000	285,600
Tronox Finance 144A 5.75%
10/1/25 #	225,000	210,094
William Lyon Homes 6.00% 9/1/23	20,000	18,700
Zekelman Industries 144A 9.875%
6/15/23 #	415,000	443,926
		5,012,358
Capital Goods – 1.62%
Ardagh Packaging Finance 144A
6.00% 2/15/25 #	240,000	237,600
Bombardier 144A 6.00%
10/15/22 #	325,000	328,250
BWAY Holding
144A 5.50% 4/15/24 #	310,000	306,801
144A 7.25% 4/15/25 #	105,000	100,013
Crown Americas 4.75% 2/1/26	285,000	287,086
TransDigm 6.375% 6/15/26	125,000	122,031
		1,381,781
Communications – 2.23%
CyrusOne 5.375% 3/15/27	170,000	173,400
Level 3 Financing 5.375% 5/1/25	322,000	322,000
SBA Communications 4.875%
9/1/24	235,000	235,587
Sprint
7.125% 6/15/24	190,000	196,789
7.625% 3/1/26	10,000	10,400
7.875% 9/15/23	103,000	110,339
Sprint Communications 7.00%
8/15/20	136,000	142,106
T-Mobile USA 6.50% 1/15/26	305,000	326,350
Zayo Group
144A 5.75% 1/15/27 #	75,000	72,938
6.375% 5/15/25	315,000	313,819
		1,903,728
Consumer Cyclical – 1.24%
AMC Entertainment Holdings
6.125% 5/15/27	225,000	202,781
GLP Capital 5.375% 4/15/26	110,000	113,926
Levi Strauss & Co. 5.00% 5/1/25	190,000	194,750
MGM Resorts International 5.75%
6/15/25	180,000	184,500
Penn National Gaming 144A
5.625% 1/15/27 #	215,000	205,996
Penske Automotive Group 5.50%
5/15/26	160,000	157,592
		1,059,545
Consumer Non-Cyclical – 1.85%
Charles River Laboratories
International 144A 5.50%
4/1/26 #	310,000	323,175
Cott Holdings 144A 5.50%
4/1/25 #	260,000	258,050
JBS USA
144A 5.75% 6/15/25 #	215,000	218,881
144A 6.75% 2/15/28 #	20,000	20,750
Pilgrim’s Pride 144A 5.75%
3/15/25 #	315,000	316,575

4 NQ-DDF [2/19] 4/19 (804575)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.00% 8/15/26 #	100,000	$96,625
144A 5.625% 1/15/28 #	180,000	174,600
144A 5.75% 3/1/27 #	170,000	168,513
		1,577,169
Energy – 6.32%
AmeriGas Partners
5.625% 5/20/24	10,000	10,150
5.875% 8/20/26	240,000	241,728
Antero Resources 5.625% 6/1/23	117,000	117,731
Cheniere Corpus Christi Holdings
5.125% 6/30/27	40,000	40,900
5.875% 3/31/25	80,000	85,401
7.00% 6/30/24	100,000	111,000
Cheniere Energy Partners 5.25%
10/1/25	175,000	177,844
Chesapeake Energy
7.00% 10/1/24	170,000	168,725
8.00% 1/15/25	100,000	102,125
Crestwood Midstream Partners
5.75% 4/1/25	210,000	212,428
Diamond Offshore Drilling 7.875%
8/15/25	30,000	28,500
Diamondback Energy 4.75%
11/1/24	190,000	193,087
Energy Transfer 5.50% 6/1/27	115,000	121,037
Ensco 7.75% 2/1/26	20,000	16,850
Genesis Energy
6.50% 10/1/25	40,000	38,500
6.75% 8/1/22	294,000	300,615
Gulfport Energy
6.375% 5/15/25	10,000	8,987
6.375% 1/15/26	145,000	127,600
6.625% 5/1/23	200,000	197,000
Hilcorp Energy I 144A 5.00%
12/1/24 #	97,000	93,605
Laredo Petroleum 6.25% 3/15/23	235,000	220,313
Murphy Oil 6.875% 8/15/24	500,000	529,302
Murphy Oil USA 5.625% 5/1/27	415,000	420,187
Newfield Exploration 5.375%
1/1/26	275,000	290,813
NuStar Logistics 5.625% 4/28/27	160,000	161,000
Precision Drilling 144A 7.125%
1/15/26 #	40,000	39,500
QEP Resources
5.25% 5/1/23	190,000	183,825
5.625% 3/1/26	285,000	268,613
Southwestern Energy 7.75%
10/1/27	220,000	229,625
Summit Midstream Holdings 5.75%
4/15/25	10,000	9,600
Targa Resources Partners
5.375% 2/1/27	300,000	303,003
144A 5.875% 4/15/26 #	20,000	20,900
Transocean 144A 9.00% 7/15/23 #	200,000	211,750
Transocean Proteus 144A 6.25%
12/1/24 #	72,000	73,800
Whiting Petroleum 6.625%
1/15/26	30,000	29,550
		5,385,594
Financials – 1.09%
AerCap Global Aviation Trust 144A
6.50% 6/15/45 #µ	200,000	200,000
DAE Funding 144A 5.75%
11/15/23 #	350,000	357,437
E*TRADE Financial 5.875% µψ	180,000	177,750
Vantiv 144A 4.375% 11/15/25 #	200,000	193,750
		928,937
Healthcare – 3.03%
Bausch Health 144A 5.50%
11/1/25 #	170,000	172,125
Encompass Health
5.75% 11/1/24	295,000	299,145
5.75% 9/15/25	120,000	121,800
HCA
5.375% 2/1/25	405,000	421,074
5.875% 2/15/26	120,000	127,050
7.58% 9/15/25	80,000	89,200
Hill-Rom Holdings
144A 5.00% 2/15/25 #	180,000	180,000
144A 5.75% 9/1/23 #	110,000	113,575
Hologic 144A 4.625% 2/1/28 #	160,000	155,600
MPH Acquisition Holdings 144A
7.125% 6/1/24 #	107,000	106,866
Service Corp. International 4.625%
12/15/27	159,000	157,609
Surgery Center Holdings 144A
6.75% 7/1/25 #	20,000	18,300
Tenet Healthcare
5.125% 5/1/25	175,000	173,906
8.125% 4/1/22	155,000	166,044
WellCare Health Plans 144A
5.375% 8/15/26 #	275,000	283,594
		2,585,888
Insurance – 0.48%
AssuredPartners 144A 7.00%
8/15/25 #	40,000	38,200

(continues)       NQ-DDF [2/19] 4/19 (804575) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International 144A 7.00%
5/1/26 #	50,000	$49,125
NFP 144A 6.875% 7/15/25 #	40,000	38,300
USIS Merger Sub 144A 6.875%
5/1/25 #	295,000	287,625
		413,250
Media – 4.87%
Altice France 144A 7.375%
5/1/26 #	200,000	197,174
AMC Networks 4.75% 8/1/25	200,000	195,000
CCO Holdings
144A 5.125% 5/1/27 #	120,000	118,050
144A 5.50% 5/1/26 #	30,000	30,666
144A 5.75% 2/15/26 #	160,000	166,206
144A 5.875% 5/1/27 #	360,000	370,687
CSC Holdings
6.75% 11/15/21	230,000	245,525
144A 7.75% 7/15/25 #	200,000	214,000
Gray Television 144A 5.875%
7/15/26 #	290,000	293,625
Lamar Media
5.375% 1/15/24	190,000	196,175
5.75% 2/1/26	167,000	175,350
Netflix 144A 5.875% 11/15/28 #	365,000	381,078
Sinclair Television Group 144A
5.125% 2/15/27 #	195,000	183,300
Sirius XM Radio
144A 5.00% 8/1/27 #	395,000	387,586
144A 5.375% 4/15/25 #	205,000	209,677
Tribune Media 5.875% 7/15/22	170,000	173,825
Unitymedia 144A 6.125%
1/15/25 #	200,000	208,000
Virgin Media Secured Finance 144A
5.25% 1/15/26 #	200,000	201,346
VTR Finance 144A 6.875%
1/15/24 #	200,000	206,250
		4,153,520
Real Estate Investment Trusts – 1.57%
ESH Hospitality 144A 5.25%
5/1/25 #	290,000	289,275
GEO Group
5.875% 1/15/22	500,000	498,125
5.875% 10/15/24	65,000	61,913
6.00% 4/15/26	150,000	139,687
Iron Mountain US Holdings 144A
5.375% 6/1/26 #	357,000	348,075
		1,337,075
Services – 2.84%
Advanced Disposal Services 144A
5.625% 11/15/24 #	215,000	217,737
Aramark Services 144A 5.00%
2/1/28 #	260,000	257,400
Ashtead Capital 144A 5.25%
8/1/26 #	530,000	537,950
Avis Budget Car Rental 144A
6.375% 4/1/24 #	65,000	66,625
Covanta Holding 5.875% 7/1/25	210,000	210,263
KAR Auction Services 144A 5.125%
6/1/25 #	95,000	92,863
MGM Growth Properties Operating
Partnership 144A 5.75%
2/1/27 #	85,000	87,125
Prime Security Services Borrower
144A 9.25% 5/15/23 #	363,000	383,691
Scientific Games International
10.00% 12/1/22	530,000	559,150
TMS International 144A 7.25%
8/15/25 #	10,000	9,575
		2,422,379
Technology & Electronics – 1.53%
CDK Global
5.00% 10/15/24	175,000	178,063
5.875% 6/15/26	236,000	243,670
CDW Finance 5.00% 9/1/25	95,000	96,425
First Data 144A 5.75% 1/15/24 #	350,000	362,544
Infor US 6.50% 5/15/22	185,000	189,351
RP Crown Parent 144A 7.375%
10/15/24 #	20,000	20,550
Sensata Technologies UK Financing
144A 6.25% 2/15/26 #	200,000	211,750
		1,302,353
Transportation – 0.24%
XPO Logistics 144A 6.125%
9/1/23 #	201,000	201,251
		201,251
Utilities – 1.74%
AES
5.50% 4/15/25	160,000	165,400
6.00% 5/15/26	25,000	26,437
Calpine
144A 5.25% 6/1/26 #	190,000	186,675
5.50% 2/1/24	100,000	96,625
5.75% 1/15/25	45,000	43,144
144A 5.875% 1/15/24 #	85,000	86,913
Emera 6.75% 6/15/76 µ	180,000	186,565
Enel 144A 8.75% 9/24/73 #µ	200,000	218,000

6 NQ-DDF [2/19] 4/19 (804575)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
Vistra Energy 144A 8.00%
1/15/25 #	158,000	$169,455
Vistra Operations
144A 5.50% 9/1/26 #	205,000	213,200
144A 5.625% 2/15/27 #	85,000	87,763
		1,480,177
Total Corporate Bonds
(cost $32,864,198)		32,934,669

	Number of
	shares
Preferred Stock – 0.57%
Bank of America 6.50% µψ	220,000	238,884
GMAC Capital Trust I
8.469% (LIBOR03M +
5.785%) 2/15/40 ●	2,000	51,980
SITE Centers 6.50% ψ	3,100	79,453
Washington Prime Group
6.875% ψ	5,800	111,708
Total Preferred Stock
(cost $471,480)		482,025

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44.00, expiration
date 4/29/19 †	7,617	53
Total Warrant (cost $63)		53

	Principal
	amount°
Short-Term Investments – 2.73%
Discount Note – 0.43%≠
Federal Home Loan Bank
2.23% 3/1/19	369,307	369,307
		369,307
Repurchase Agreements – 2.30%
Bank of America Merrill Lynch
2.54%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price $238,279
(collateralized by US
government obligations
1.625%–2.375%
1/15/25–5/15/26; market
value $243,028)	238,262	238,262
Bank of Montreal
2.40%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price $655,265
(collateralized by US
government obligations
0.00%–4.25%
3/14/19–2/15/46; market
value $668,326)	655,222	655,222
BNP Paribas
2.55%, dated 2/28/19, to
be repurchased on 3/1/19,
repurchase price
$1,069,309 (collateralized
by US government
obligations 0.00%–3.375%
2/27/20–8/15/48; market
value $1,090,618)	1,069,233	1,069,233
		1,962,717
Total Short-Term
Investments
(cost $2,332,025)		2,332,024

Total Value of Securities
Before Options
Written – 141.01%
(cost $103,522,538)		120,219,672

	Number of
	contracts
Options Written – (0.26%)
Equity Call Options – (0.26%)
American Eagle Outfitters
strike price $19.00,
expiration date 3/15/19,
notional amount
$(950,000)	(500)	(92,500)
Broadcom strike price
$290.00, expiration date
3/15/19, notional amount
$(1,305,000)	(45)	(11,250)
Edison International strike
price $62.50, expiration
date 3/15/19, notional
amount $(937,500)	(150)	(9,750)

(continues)     NQ-DDF [2/19] 4/19 (804575) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
ImmunoGen strike price
$3.00, expiration date
3/15/19, notional amount
$(150,000)	(500)	$(103,500)
		(217,000)
Total Options Written
(premium received $(201,238))		(217,000)

Borrowing Under Line of
Credit – (41.05%)		(35,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.30%		253,006
Net Assets Applicable to
7,688,158 Shares
Outstanding – 100.00%		$85,255,678
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2019, the aggregate value of Rule 144A securities was $18,415,554, which represents 21.60% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 28, 2019. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REIT – Real Estate Investment Trust
USD – US Dollar

See accompanying notes.

8 NQ-DDF [2/19] 4/19 (804575)

Notes

Delaware Investments® Dividend and Income Fund, Inc.

February 28, 2019 (Unaudited)

1. Significant Accounting Policies

Delaware Investments® Dividend and Income Fund, Inc. (Fund) is a closed-end management investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DDF [2/19] 4/19 (804575) 9

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2019:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Communication Services	$4,014,016	$—	$—	$4,014,016
Consumer Discretionary	5,248,944	—	—	5,248,944
Consumer Staples	4,191,838	—	—	4,191,838
Diversified REITs	418,237	—	—	418,237
Energy	8,552,915	—	—	8,552,915
Financials	10,888,198	—	—	10,888,198
Healthcare	17,615,286	—	—	17,615,286
Healthcare REITs	501,405	—	—	501,405
Hotel REITs	751,021	—	—	751,021
Industrial REIT	127,791	—	—	127,791
Industrials	6,558,454	—	—	6,558,454
Information Technology	8,809,224	—	—	8,809,224
Mall REIT	298,371	—	—	298,371
Manufactured Housing REIT	238,497	—	—	238,497
Materials	1,873,057	—	—	1,873,057
Mortgage REIT	599,696	—	—	599,696
Multifamily REITs	3,715,246	315,975	—	4,031,221
Office REITs	734,891	—	—	734,891
Self-Storage REIT	569,232	—	—	569,232
Shopping Center REITs	428,474	—	—	428,474
Single Tenant REITs	284,004	—	—	284,004
Utilities	2,024,282	—	—	2,024,282
Convertible Preferred Stock[1]	622,871	356,421	—	979,292
Corporate Debt	—	37,667,224	—	37,667,224
Preferred Stock[1]	243,141	238,884	—	482,025
Warrant	53	—	—	53
Short-Term Investments	—	2,332,024	—	2,332,024
Total Value of Securities Before
Options Written	$79,309,144	$40,910,528	$—	$120,219,672
Derivatives
Liabilities:
Options Written	$(217,000)	$—	$—	$(217,000)

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.

10 NQ-DDF [2/19] 4/19 (804575)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced instruments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Convertible Preferred Stock	63.60%	36.40%	100.00%
Preferred Stock	50.44%	49.56%	100.00%

During the period ended Feb. 28, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2019, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-DDF [2/19] 4/19 (804575) 11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: